Related parties	12 Months Ended
Dec. 31, 2023
Disclosure Related Parties [Line Items]
Disclosure Of Related Party Explanatory
Note
31

Related parties

Related parties of the Group are:

–
associates (entities that are under the significant influence of the Group);

–
joint ventures (entities in which UBS shares control with another party);

–
post-employment benefit plans for the benefit of UBS employees;

–
key management personnel and close family members of

key management personnel; and

–
entities over which key management personnel or their

close family members have solely or jointly a direct

or indirect
significant influence.

Key management personnel are those persons having authority

and responsibility for planning, directing, and controlling
the activities of

the Group,

directly or indirectly.

The Group considers

the members

of the Board

of Directors

(the BoD)
and the Group Executive Board (the

GEB) to constitute key management personnel.
a) Remuneration of key management personnel
The

Vice Chairman

of the

BoD

has a

specific

management

employment

contract

and receives

pension

benefits

upon
retirement. Total

remuneration of the

Chairman and the

Vice Chairman of the

BoD and all GEB

members is included

in
the table below.

Remuneration of key management

personnel
USD m, except where indicated 31.12.23 31.12.22 31.12.21
Base salaries and other cash payments
1
35 27 31
Incentive awards – cash
2
24 17 17
Annual incentive award under DCCP 36 25 26
Employer’s contributions to retirement benefit plans 3 2 3
Benefits in kind, fringe benefits (at market value) 1 1 1
Share-based compensation
3
63 45 45
Total 162 118 124
Total (CHF m)
4
147 114 113
1 May include role-based allowances in line

with market practice and regulatory requirements.

2 The cash portion may also include

blocked shares in line with regulatory

requirements.

3 Compensation expense
is based on the

share price on grant

date taking into account

performance conditions. Refer

to Note 28 for

more information. For

GEB members, share-based

compensation for 2023, 2022

and 2021 was

entirely
composed of LTIP awards. For

the Chairman of the BoD the share-based compensation for 2023, 2022 and 2021 was entirely composed of UBS shares.

4 Swiss franc amounts disclosed represent the respective US
dollar amounts translated at the applicable performance award currency exchange rates (2023: USD /

CHF
0.91 ; 2022: USD / CHF 0.96 ; 2021: USD / CHF 0.92 ).
The independent members of the BoD, including the Chairman, do not have employment or service contracts with UBS,
and thus are not entitled to benefits upon

termination of their service on the BoD.

Payments to these individuals for their
services as independent

members of the

BoD amounted

to USD
11.7 m (CHF 10.6
m) in 2023,

USD
11.1 m (CHF 10.7 m)
in 2022 and USD 7.5 m (CHF 6.9 m) in 2021.
b) Equity holdings of key management personnel

Equity holdings of key management personnel
1
31.12.23 31.12.22
Number of UBS Group AG shares held by members of the

BoD, GEB and parties closely linked to them
2
5,121,564 3,009,686
1 No options were held in 2023 and 2022 by non-independent members of the BoD and any GEB member or any of its related

parties.

2 Excludes shares granted under variable

compensation plans with forfeiture
provisions.

Of the share totals above, no shares were held by close family members of key management personnel on 31 December
2023 and 31 December 2022.

No shares were held

by entities that

are directly or indirectly controlled or

jointly controlled
by

key

management

personnel

or

their

close

family

members

on

31 December

2023

and

31 December

2022.

As

of
31 December

2023, no

member

of the

BoD or

GEB was

the beneficial

owner of

more

than 1%

of the

shares

in UBS
Group AG.

c) Loans, advances, mortgages and deposit balances

with key management personnel
The non-independent member

s

of the BoD

and GEB members

are granted

loans, fixed advances

and mortgages in

the
ordinary

course

of

business

on

substantially

the

same

terms

and

conditions

that

are

available

to

other

employees,
including interest rates and

collateral, and neither

involve more than the

normal risk of

collectability nor contain

any other
unfavorable features for the firm. Independent BoD members are granted loans and mortgages in the ordinary course of business at general market conditions.
Outstanding balances with key management personnel

were as follows.

Loans, advances and mortgages to key management

personnel
1
USD m, except where indicated 2023 2022
Balance at the beginning of the year 33 34
Balance at the end of the year
2
61 33
Balance at the end of the year (CHF m)
2,3
52 31
1 All loans are secured loans.

2 There were USD
14 m (CHF 12
m) unused uncommitted credit facilities as of 31 December 2023 and no unused uncommitted credit facilities as of 31 December 2022.

3 Swiss franc
amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.
In

addition,

there

were

USD
24
m

(CHF
21
m)

outstanding

deposit

balances

with

key

management

personnel

as

of
31 December 2023.

d) Other related-party transactions with entities controlled by key management personnel
In 2023

and 2022,

UBS did

not enter

into transactions

with entities,

over whom

UBS’s key

management personnel

or
their close

family members

have solely

or jointly

a direct

or indirect

significant influence

and as

of 31 December

2023,
31 December

2022

and

31 December

2021,

there

were

no

outstanding

balances

related

to

such

transactions.
Furthermore, in

2023 and

2022, such

entities did

not sell any

goods or

provide any

services to

UBS, and

therefore

did
not receive

any fees from

UBS. UBS also

did not provide

services to such

entities in 2023

and 2022, and

therefore

also
received no fees.
e) Transactions with associates and joint ventures

Loans to and outstanding receivables from associates

and joint ventures
USD m 2023 2022
Carrying amount at the beginning of the year 217 251
Additions 824 402
Reductions (796) (438)
Foreign currency translation 26 1
Carrying amount at the end of the year 271 217
of which: unsecured loans and receivables 263 209
Other transactions with associates and

joint ventures
As of or for the year ended
USD m 31.12.23 31.12.22
Payments to associates and joint ventures for goods and services received
190 138
Fees received for services provided to associates and joint ventures 24 4
Liabilities to associates and joint ventures 106 90
Commitments and contingent liabilities to associates

and joint ventures
11 7
Refer to Note 29 for an overview of investments

in associates and joint ventures